Income Taxes (Details) - USD ($)		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Income Tax Disclosure [Abstract]
U.S. deferred income tax benefit		$ (3,685,381)	$ 0
Foreign current income tax expense		585,467	894,360
Foreign deferred income tax benefit		(6,151)	0
Provision (benefit) for income taxes	[1]	$ (3,106,065)	$ 894,360

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 12.